Financial liabilities - Summary of Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 38,792,879	¥ 36,561,780
Cash flow	832,992	2,584,995
Acquisitions	549,798	164,348
Changes in foreign currency exchange rates	3,183,234	(535,545)
Other	(153,435)	17,301
Ending balance	43,205,469	38,792,879
Current liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	15,829,516	15,406,284
Cash flow	(12,047,232)	(10,796,586)
Reclassification	12,618,903	11,440,383
Changes in foreign currency exchange rates	1,309,209	(241,512)
Other	(129,292)	20,947
Ending balance	17,581,104	15,829,516
Current liabilities [Member] | Short-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	5,464,469	5,487,959
Cash flow	(90,691)	75,675
Changes in foreign currency exchange rates	455,722	(99,165)
Other	(130,417)	0
Ending balance	5,699,083	5,464,469
Current liabilities [Member] | Current portion of long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	10,272,900	9,844,870
Cash flow	(11,601,270)	(10,786,012)
Reclassification	12,179,370	11,336,112
Changes in foreign currency exchange rates	850,496	(141,748)
Other	17,089	19,679
Ending balance	11,718,586	10,272,900
Current liabilities [Member] | Current portion of long-term lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	92,147	73,456
Cash flow	(355,271)	(86,249)
Reclassification	439,532	104,271
Changes in foreign currency exchange rates	2,991	(599)
Other	(15,964)	1,268
Ending balance	163,435	92,147
Non current liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	22,963,363	21,155,496
Cash flow	12,880,225	13,381,581
Acquisitions	549,798	164,348
Reclassification	(12,618,903)	(11,440,383)
Changes in foreign currency exchange rates	1,874,025	(294,033)
Other	(24,143)	(3,646)
Ending balance	25,624,365	22,963,363
Non current liabilities [Member] | Long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	22,522,158	20,766,384
Cash flow	12,880,225	13,381,581
Reclassification	(12,179,370)	(11,336,112)
Changes in foreign currency exchange rates	1,856,234	(290,753)
Other	(2,460)	1,059
Ending balance	25,076,787	22,522,158
Non current liabilities [Member] | Long-term lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	441,204	389,112
Acquisitions	549,798	164,348
Reclassification	(439,532)	(104,271)
Changes in foreign currency exchange rates	17,791	(3,280)
Other	(21,683)	(4,705)
Ending balance	547,578	441,204
Derivatives [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	37,829	(40,578)
Cash flow	(40,982)	(5,189)
Changes in foreign currency exchange rates	(1,917)	(478)
Changes in fair value	(24,507)	84,074
Ending balance	¥ (29,578)	¥ 37,829